Stock-Based Compensation (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stock-Based Compensation
Number of shares authorized	38,741,269	38,741,269
Stock option term (in years)	10 years	20 years
Minimum
Stock-Based Compensation
Stock option vesting period (in years)		1 year
Maximum
Stock-Based Compensation
Stock option vesting period (in years)		3 years